Long-Term Incentive Plan (Total Non-Vested Unit Awards) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Long Term Incentive Plan [Line Items]
Unit Awards Granted	634,476
Estimated Forfeitures	33,492
Adjustment to Unit Awards in Anticipation of Achieving Above- Target Financial Results	343,301
Total Unit Award Accrual	944,285
Unrecognized Compensation Expense(a) (in millions)	$ 15.1	[1]
2011 Awards [Member] | Performance-Based Awards [Member]
Long Term Incentive Plan [Line Items]
Unit Awards Granted	302,022
Estimated Forfeitures	14,043
Adjustment to Unit Awards in Anticipation of Achieving Above- Target Financial Results	215,984
Total Unit Award Accrual	503,963
Vesting Date	12/31/2013
Unrecognized Compensation Expense(a) (in millions)	5.2	[1]
2012 Awards [Member] | Performance-Based Awards [Member]
Long Term Incentive Plan [Line Items]
Unit Awards Granted	267,322
Estimated Forfeitures	12,689
Adjustment to Unit Awards in Anticipation of Achieving Above- Target Financial Results	127,317
Total Unit Award Accrual	381,950
Vesting Date	12/31/2014
Unrecognized Compensation Expense(a) (in millions)	9.0	[1]
2013 Vesting Date [Member] | Retention Awards [Member]
Long Term Incentive Plan [Line Items]
Unit Awards Granted	1,764
Estimated Forfeitures	106
Adjustment to Unit Awards in Anticipation of Achieving Above- Target Financial Results	0
Total Unit Award Accrual	1,658
Vesting Date	12/31/2013
Unrecognized Compensation Expense(a) (in millions)	0	[1],[2]
2014 Vesting Date [Member] | Retention Awards [Member]
Long Term Incentive Plan [Line Items]
Unit Awards Granted	63,368
Estimated Forfeitures	6,654
Adjustment to Unit Awards in Anticipation of Achieving Above- Target Financial Results	0
Total Unit Award Accrual	56,714
Vesting Date	12/31/2014
Unrecognized Compensation Expense(a) (in millions)	0.9	[1]
Maximum [Member] | 2013 Vesting Date [Member] | Retention Awards [Member]
Long Term Incentive Plan [Line Items]
Unrecognized Compensation Expense(a) (in millions)	$ 0.1	[1],[2]

[1]	Unrecognized compensation expense will be recognized over the remaining vesting period of the awards.
[2]	Less than $0.1 million.